CHASE
                                  INVESTMENT
                                  COUNSEL

                                  CORPORATION

                                Chase Growth Fund
                          300 Preston Avenue, Suite 403
                         Charlottesville, VA 22902-5091
                                 (888) 861-7556

                                   PROSPECTUS

     The Chase Growth Fund (the "Fund") is a mutual fund with the investment objective of growth of capital. The Fund attempts to achieve its objectives by investing in equity securities. See "Investment Objectives and Policies." There can be no assurance that the Fund will achieve its investment objectives.

     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a separate series of Advisors Series Trust (the "Trust"), an open-end registered management investment company. A Statement of Additional Information (the "SAI") dated December 3, 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This SAI is available without charge upon request to the Fund at the address given above.

                                December 3, 1997

                 Table of Contents

                 Expense Table............................   2

                 Investment Objective and Policies........   3

                 Management of the Fund...................   4

                 Investor Guide...........................   5

                 Services Available to Shareholders.......   7

                 How to Redeem Your Shares................   8

                 Distributions and Taxes..................  10

                 General Information......................  11








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  EXPENSE TABLE

Expenses are one of several factors to consider when investing in the Fund. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees. The Fund is a no-load mutual fund and has no shareholder transaction expenses.

     Annual Operating Expenses
        (As a percentage of average net assets)

     Investment Advisory Fees..........................................    1.00%
     Other Expenses (net of fee waivers and expense reimbursements) (1)    0.48%
                                                                           ----
     Total Fund Operating Expenses (2).................................    1.48%
                                                                           ====

(1) Other Expenses are estimated for the first fiscal year of the Fund.

(2) Total Operating Expenses are not expected to exceed 1.48% of average net assets annually, but in the event that they do, the Adviser has agreed to reduce its fees and/or pay other expenses of the Fund to insure that the Fund's expenses will not exceed 1.48%. If the Adviser did not limit the Fund's expenses, it is expected that "Other Expenses" in the above table could be 3.00% and "Total Operating Expenses" could be 4.00%. If the Adviser does waive any of its fees, the Fund may reimburse the Adviser in future years. See "Management of the Fund."

The purpose of the above fee table is to provide an understanding of the various annual operating expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown.

Example

This table illustrates the net operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

                     1 Year                    3 Years
                      $15                       $47

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

The minimum initial investment in the Fund is $2,000, with subsequent minimum investments of $250 or more. Shares will be redeemed at their net asset value.
2

INVESTMENT OBJECTIVE AND POLICIES

What are the Fund's investment objectives?

The investment objective of the Fund is to seek growth of capital. There can be no assurance that the Fund will achieve its objectives.

How does the Fund seek to achieve its objectives?

Chase Investment Counsel Corp. (the "Adviser") screens a universe of approximately 5,000 companies generally seeking stocks for average annual growth rates of earnings per share exceeding 10% and increases in earnings per share in seven or more of the past ten years. It also sets a minimum market capitalization of $100 million. From the group of securities that result and others, the Adviser uses quantitative, fundamental and technical analysis to select securities appropriate for the Fund's portfolio. The fundamental factors considered include a security's growth of earnings per share and return on equity, the debt to equity ratio, reinvestment rate and price/earnings ratio. Technical factors considered include relative strength, unusual volume, price momentum and volatility, and insider transactions. Analysts employed by the Adviser rely on both internal and external research sources and on contact with management of companies being considered. In buying and selling portfolio securities, the Adviser sets its initial price targets based on historical valuation ranges, its fundamental outlook and the technical profile of the security. It continuously reviews prices and adjusts its targets in response to changes in fundamental and technical factors. An additional consideration in the sell discipline is the existence of alternative securities which the Adviser considers to be more attractive holdings.

The Fund will invest in small, medium and large companies. As of November 30, 1997, the weighted average capitalization of the stock holdings in the Adviser's equity accounts was $40.8 billion, compared with $51.7 billion for the S&P 500. The minimum market capitalization of a portfolio security is expected to be $100 million. Small and medium-size companies are considered to be those with market capitalizations less than $10 billion at the time of investment. The Adviser increases the Fund's investment in small and medium-size companies when they are cheaper than larger companies, but when large companies are relatively attractive, the Adviser's selection criteria invariably results in more emphasis on them. To the extent that the Fund does invest in small capitalization stocks, there is the risk that its portfolio may be subject to greater fluctuations in price than a portfolio holding stocks of larger issuers. The Adviser does not expect the Fund's annual turnover rate to exceed 65%. There is, of course, no assurance that the Fund's objectives will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

Other securities the Fund might purchase

Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible securities. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, U.S. Government securities and repurchase agreements.

Investment restrictions

The Fund has adopted certain investment restrictions, which are described fully in the SAI. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares. As a fundamental policy, the Fund is a diversified fund.

MANAGEMENT OF THE FUND

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund.

The Adviser

The Fund's Adviser, Chase Investment Counsel Corp., 300 Preston Avenue, Suite 403, Charlottesville, Virginia 22902-5091 (and a predecessor proprietorship), have provided asset management services to individuals and institutional investors since 1957. The Adviser has not previously managed a mutual fund. Derwood S. Chase and David B. Scott are principally responsible for the management of the Fund's portfolio. Mr. Chase (who controls the Adviser) is the President of the Adviser since its founding and has been active in the investment field professionally for more than forty years. Mr. Scott, who has been Senior Vice President of the Adviser since February, 1997, has been active professionally in the investment field for the more than nineteen years. Prior to joining the Adviser as a Vice President in March 1994, he was Vice President and Director of Research of Seaboard Investment Advisers.

The Adviser provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Adviser a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 1.00%.

The Administrator

Investment Company Administration Corporation (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, shareholder servicing agent and accountants, and coordinates the preparation and payment of Fund
4
expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average total net assets, subject to a $30,000 annual minimum.

Other operating expenses

The Fund is responsible for its own operating expenses, including but not limited to, the advisory and administration fees, custody and shareholder servicing agent fees, legal and auditing expenses, federal and state registration fees, and fees to the Trust's disinterested trustees. The Adviser may reduce its fees or reimburse the Fund for expenses at any time in order to reduce the Fund's expenses. Reductions made by the Adviser in its fees or payments or reimbursements of expenses which are the Fund's obligation are subject to reimbursement by the Fund within three years provided the Fund is able to do so and remain in compliance with any applicable expense limitations.

Brokerage transactions

The Adviser considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Adviser may lawfully and appropriately use in its investment advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Adviser may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

INVESTOR GUIDE

How to purchase shares of the Fund

There are several ways to purchase shares of the Fund. An Application Form, which accompanies this Prospectus, is used if you send money directly to the Fund by mail or by wire. If you have questions about how to invest, or about how to complete the Application Form, please call an account representative at (888) 861-7556. First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018, an affiliate of the Administrator, is the principal underwriter ("Distributor") of the Fund's shares.

You may send money to the Fund by mail

If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to Chase Growth Fund) to the Fund's Shareholder Servicing Agent, American Data Services, Inc. at the following address:

     Chase Growth Fund
     P.O. Box 640947
     Cincinnati, OH 45264-0947

If you are sending your Application Form and check via an overnight delivery service (such as FedEx), the service cannot deliver to a post office box. In that case, use the following address:

     Chase Growth Fund
     c/o Star Bank, N.A.
     Mutual Fund Custody Services
     425 Walnut Street,  M/L 6118
     Cincinnati, OH 45202

You may wire money to the Fund

Before sending a wire, you should call the Fund at (888) 861-7556 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:

     Star Bank, N.A. Cinti/Trust
     ABA # 0420-0001-3
     for credit to Chase Growth Fund
     DDA # 488840240
     for further credit to [your name and
         account number]

Your bank may charge you a fee for sending a wire to the Fund.

You may purchase shares through an investment dealer

You may be able to invest in shares of the Fund through an investment dealer, if the dealer has made arrangements with the Distributor. The dealer may place an order for you with the Fund; the price you will pay will be the net asset value which is next calculated after receipt of the order from the dealer. It is the responsibility of the dealer to place your order promptly. A dealer may charge you a fee for placing your order, but you could avoid paying such a fee by sending an Application Form and payment directly to the Fund. The dealer may also hold the shares you purchase in its omnibus account rather than in your name in the records of the Fund's transfer agent. The Fund may reimburse the dealer for maintaining records of your account as well as for other services provided to you.

Your dealer is responsible for sending your money to the Fund promptly after placing the order to purchase shares, and the Fund may cancel the order if payment is not received from the dealer promptly.

Minimum investments

The minimum initial investment in the Fund is $2,000. The minimum subsequent investment is $250.

Subsequent investments

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above. Please also write your account number on the check. (If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.) If you want to send additional money for investment by wire, it is important for you to call the Fund at (888) 861-7556. You may also make additional purchases through an investment dealer, as described above.

When is money invested in the Fund?

Any money received for investment in the Fund from an investor, whether sent by check or by wire, is invested at the net asset value of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). Orders received from dealers are invested at the net asset value next
6
calculated after the order is received. The net asset value is calculated at the close of regular trading of the NYSE, currently 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value.

What is the net asset value of the Fund?

The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The fair value of short-term obligations with remaining maturities of 60 days or less is considered to be their amortized cost.

Other information

The Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if a check used to make an investment does not clear. The Fund and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Application Form for more information about backup withholding. The Fund is not required to issue share certificates; all shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder. The Fund, under certain circumstances, accepts investments of securities appropriate for the Fund's portfolio, in lieu of cash. Prior to making such a purchase, you should call the Adviser to determine if such an investment may be made.

SERVICES AVAILABLE TO SHAREHOLDERS

Retirement Plans

You may obtain a prototype IRA plan from the Fund. Shares of the Fund are also eligible investments for other types of retirement plans.

Automatic investing by check

You may make regular monthly or quarterly investments in the Fund using the "Automatic Investment Plan." A check is automatically drawn on your personal checking account each month for a predetermined amount (but not less than $250), as if you had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Fund. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Shareholder Servicing Agent in writing, sufficiently in advance of the next withdrawal.

Automatic withdrawals

The Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. To start this Program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

HOW TO REDEEM YOUR SHARES

You have the right to redeem all or any portion of your shares of the Fund at their net asset value on each day the NYSE is open for trading.

Redemption in writing

You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

     Chase Growth Fund
     150 Motor Parkway, Suite 109
     Hauppauge, NY 11788

Signature guarantee

If the value of the shares you wish to redeem exceeds $5,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Redemption by telephone

If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem shares on any business day the NYSE is open by calling the Fund's Shareholder Servicing Agent at (888) 861-7556 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for IRA accounts.

By establishing telephone redemption privileges, you authorize the Fund and its Shareholder Servicing Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer
8
the proceeds to the bank account designated in the Application Form. The Fund and the Shareholder Servicing Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Shareholder Servicing Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60-days' notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

What price is used for a redemption?

The redemption price is the net asset value of the Fund's shares, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are redemption payments made?

As noted above, redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a request that meets requirements described above. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay may be avoided by investing by wire or by using a certified or official bank check to make the purchase.

Repurchases from dealers

The Fund may accept orders to repurchase shares from an investment dealer on behalf of a dealer's customers. The net asset value for a repurchase is that next calculated after receipt of the order from the dealer. The dealer is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, promptly, and the Fund may cancel the order if these documents are not received promptly.

Other information about redemptions

A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500. If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

DISTRIBUTIONS AND TAXES

Dividends and other distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gains distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Shareholder Servicing Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. You should consult your own advisers concerning federal, state and local taxation of distributions from the Fund.
10

GENERAL INFORMATION

The Trust

The Trust was organized as a Delaware business trust on October 3, 1996. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information

From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. You should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Shareholder Inquiries

Shareholder  inquiries should be directed to the Shareholder  Servicing Agent at
(888) 861-7556.

                                     Advisor

                         Chase Investment Counsel Corp.
                          300 Preston Avenue, Suite 403
                      Charlottesville, Virginia 22902-5091

                                    ========

                                   Distributor

                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018

                                    ========

                                    Custodian

                                 Star Bank, N.A.
                           425 Walnut Street, M/L 6118
                             Cincinnati, Ohio 45202

                                    ========

                                 Transfer Agent

                             American Data Services
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132

                                    ========

                                    Auditors

                           McGladrey & Pullen, L.L.P.
                           555 Fifth Avenue, 8th Floor
                          New York, New York 10017-2416

                                    ========

                                  Legal Counsel

                    Paul, Hastings, Janofsky & Walker, L.L.P.
                              345 California Street
                         San Francisco, California 94104


                                  CHASE
                                  INVESTMENT
                                  COUNSEL

                                  CORPORATION


                                CHASE GROWTH FUND






                                   Prospectus

                                December 3, 1997